Offerings	Dec. 20, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
The securities of each class may be offered and sold by the registrant and/or may be offered and sold, from time to time, by one or more selling securityholders to be identified in the future. The selling securityholders may purchase the securities directly from the registrant, or from one or more underwriters, dealers or agents.

(2)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(6)
In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). Pursuant to Rule 457(q), no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the registrant.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $1.00 per share
Offering Note
(1)
The securities of each class may be offered and sold by the registrant and/or may be offered and sold, from time to time, by one or more selling securityholders to be identified in the future. The selling securityholders may purchase the securities directly from the registrant, or from one or more underwriters, dealers or agents.

(2)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(6)
In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). Pursuant to Rule 457(q), no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the registrant.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering Note
(1)
The securities of each class may be offered and sold by the registrant and/or may be offered and sold, from time to time, by one or more selling securityholders to be identified in the future. The selling securityholders may purchase the securities directly from the registrant, or from one or more underwriters, dealers or agents.

(2)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(3)
Such indeterminate number of depositary shares to be evidenced by depositary receipts issued pursuant to a deposit agreement. In the event the registrant elects to offer to the public whole or fractional interests in shares of the preferred stock registered hereunder, depositary receipts will be distributed to those persons purchasing such interests and such shares will be issued to the depositary under the deposit agreement.

(6)
In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). Pursuant to Rule 457(q), no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the registrant.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, par value $1.00 per share
Offering Note
(1)
The securities of each class may be offered and sold by the registrant and/or may be offered and sold, from time to time, by one or more selling securityholders to be identified in the future. The selling securityholders may purchase the securities directly from the registrant, or from one or more underwriters, dealers or agents.

(2)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(6)
In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). Pursuant to Rule 457(q), no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the registrant.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
The securities of each class may be offered and sold by the registrant and/or may be offered and sold, from time to time, by one or more selling securityholders to be identified in the future. The selling securityholders may purchase the securities directly from the registrant, or from one or more underwriters, dealers or agents.

(2)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(6)
In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). Pursuant to Rule 457(q), no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the registrant.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Offering Note
(1)
The securities of each class may be offered and sold by the registrant and/or may be offered and sold, from time to time, by one or more selling securityholders to be identified in the future. The selling securityholders may purchase the securities directly from the registrant, or from one or more underwriters, dealers or agents.

(2)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(4)	Purchase contracts may be issued by the registrant for the purchase or sale of its debt securities, common shares, preferred stock or depositary shares.
(6)
In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). Pursuant to Rule 457(q), no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the registrant.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
The securities of each class may be offered and sold by the registrant and/or may be offered and sold, from time to time, by one or more selling securityholders to be identified in the future. The selling securityholders may purchase the securities directly from the registrant, or from one or more underwriters, dealers or agents.

(2)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(5)
Any registered securities may be sold as units with other registered securities. Units may consist of two or more securities in any combination, which may or may not be separable from one another, and will be issued pursuant to a unit agreement.

(6)
In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). Pursuant to Rule 457(q), no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the registrant.